SHARE-BASED PAYMENTS, option activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)
Number of options
Number of options, Outstanding, Beginning balance | shares	15,452,601	15,452,601
Number of options, Forfeited | shares	(308,022)	(308,022)
Number of options, Exercised | shares	(83,690)	(83,690)
Number of options, Outstanding, Ending balance | shares	15,060,889	15,060,889	15,452,601	15,452,601
Number of options, Vested and expected to vest | shares	15,060,889	15,060,889
Number of options, Exercisable | shares	10,519,075	10,519,075
Weighted-average exercise price
Weighted-average exercise price, Outstanding, Beginning balance	$ 0.15
Weighted-average exercise price, Forfeited	0.17
Weighted-average exercise price, Exercised	0.16
Weighted-average exercise price, Outstanding, Ending balance	0.15		$ 0.15
Weighted-average exercise price, Vested and expected to vest	0.15
Weighted-average exercise price, Exercisable	0.17
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Outstanding, Beginning balance	1.01
Weighted-average grant-date fair value, Granted			0.36
Weighted-average grant-date fair value, Forfeited	1.05
Weighted-average grant-date fair value, Outstanding, Ending balance	1.01		$ 1.01
Weighted-average grant-date fair value, Vested and expected to vest	1.01
Weighted-average grant-date fair value, Exercisable	$ 1.18
Weighted-average remaining contractual term and aggregate intrinsic value
Weighted-average remaining contractual term, Outstanding, Beginning balance (Years)	6 years 10 months 13 days	6 years 10 months 13 days	7 years 10 months 9 days	7 years 10 months 9 days
Weighted-average remaining contractual term, Vested and expected to vest (Years)	6 years 10 months 13 days	6 years 10 months 13 days
Weighted-average remaining contractual term, Exercisable (Years)	6 years 6 months 29 days	6 years 6 months 29 days
Aggregate intrinsic value, Outstanding, Beginning balance | $	$ 6,157
Aggregate intrinsic value, Exercised	38	¥ 272		¥ 32	¥ 4,074
Aggregate intrinsic value, Outstanding, Ending balance | $	7,396		$ 6,157
Aggregate intrinsic value, Vested and expected to vest | $	7,396
Aggregate intrinsic value, Exercisable | $	$ 5,048